PRE-PAID EXPENSES AND OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Contract Research Organization [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Prepaid expense and other assets current	$ 0	$ 274,715